Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2021
Accruals And Deferred Income Abstract
Schedule of deferred revenue
	March 31, 2021	March 31, 2020
Deferred revenue, beginning of year	$426,157	$823,904
Additions to deferred revenue during the year	187,535	252,443
Deposits returned	—	(335,000)
Revenue recognized from deferred revenue during the year	(488,687)	(303,353)
Foreign exchange changes	—	(11,837)

Deferred revenue, end of year	$125,005	$426,157